TRADE PAYABLES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
TRADE PAYABLES AND OTHER LIABILITIES
TRADE PAYABLES AND OTHER LIABILITIES
17	TRADE PAYABLES AND OTHER LIABILITIES

Trade payables and other liabilities comprises:

	As at	As at
	December 31,	December 31,
	2022	2021
Trade payables	4,327	1,464
Accrued liabilities	14,817	12,380
Sales tax payable	—	444
Other payables	405	69
Trade payables and other liabilities	19,549	14,357